Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2025	2024
	(US$ millions)
Gross trade receivables	1,027	800
Less: provisions for expected credit losses	(500)	(411)
Trade receivables, net	527	390
Movements in provisions for expected credit losses in 2025

	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Total
	(US$ millions)
Opening balance, net	(407)	(4)	(411)
Change in scope (see note A.1.2. and A.2.2.)	(31)	—	(31)
(Additional)/Reversal Allowances	(113)	(1)	(113)
Used	79	—	79
Transfers	2	—	2
Translation differences	(26)	—	(27)
Other	1	—	1
Closing balance, net	(495)	(5)	(500)

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2025:
Telecom operators	12	6	7	24
Own customers	294	77	60	430
Others	44	7	21	72
Total	350	90	87	527
2024:
Telecom operators	8	8	10	26
Own customers	214	47	42	303
Others	29	9	22	61
Total	252	64	74	390

Inventories
Inventories

	2025	2024
	(US$ millions)
Telephone and equipment	56	32
SIM cards	4	2
Other	10	9
Inventory at December 31,	70	44

Movements in provisions for inventories in 2025

	Allowance for Telephone and equipment - Obsolescence	Total
	(US$ millions)
Opening balance, net	(3)	(3)
Change in scope	(1)	(1)
(Additional)/Reversal Allowances	(1)	(1)
Used	1	1
Closing balance, net	(5)	(5)

Provisions and other liabilities
Current

	2025	2024
	(US$ millions)
Current Provisions subtotal (see below)	45	141
Deferred revenue	106	95
Customer deposits	15	12
Tax payables	53	51
Customer and MFS distributor cash balances	31	38
Withholding tax on payments to third parties	63	26
Other current liabilities (i)	151	60
Total	464	421
(ii) Includes $30 million installment still payable on or before July 15, 2026 on the now settled Telefonica Costa Rica case (see note G.3.1.).

Movements in current provisions in 2025

Current provisions	Legal Provision	Asset retirement obligations	Employment obligations	Tax risks (See Note G.3.2.)	Other	Total
(US$ millions)
Opening balance	97	8	10	20	5	141
Additions	3	2	5	1	—	11
Used (Payments)	(22)	(2)	(11)	(4)	—	(40)
Reversals	(6)	—	—	—	(1)	(7)
Transfers	—	—	—	—	—	1
Transfers to other liabilities (see note G.3.1)	(62)	—	—	—	—	(62)
Exchange rate movements	(1)	—	—	3	—	2
Closing balance	10	8	4	20	4	45
Non-current

	2025	2024
	(US$ millions)
Non-current legal provisions	16	6
Long-term portion of asset retirement obligations	201	159
Long-term employment obligations	81	59
Other provisions	14	2
Non-Current provisions subtotal (see below)	312	225
Long-term portion of deferred income on tower sale and leasebacks recognized	13	23
Other non-current liabilities	65	35
Total	390	283

Movements in Non-current provisions in 2025

Non-Current provisions	Legal Provision	Asset retirement obligations	Benefit obligations	Other	Total
(US$ millions)
Opening balance	6	159	59	2	225
Change in scope	—	8	16	12	36
Additions	12	49	11	—	72
Used (Payments)	—	(14)	(8)	—	(22)
Reversals	(1)	(5)	(4)	—	(10)
Financial Update	—	10	—	—	10
Transfers	—	—	—	—	(1)
Transfer to/from held for sale	—	(10)	—	—	(10)
Exchange rate movements	(1)	4	7	—	11
Closing balance	16	201	81	14	312

Contract assets
Contract assets, net

	2025	2024
	(US$ millions)
Long-term portion	27	21
Short-term portion	65	59
Less: provisions for expected credit losses	(4)	(3)
Total	88	77
Contract costs, net (i)

	FY25	2024
	(US$ millions)
Net at January 1	12	12
Change in scope	13	—
Contract costs capitalized	5	5
Amortization of contract costs	(4)	(5)
Net at December 31	26	12
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract liabilities	Contract liabilities

	2025	2024
	(US$ millions)
Long-term portion	1	—
Short-term portion	143	121
Total	144	121